UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	McCormack Advisors International LLC
Address:	1360 E. Ninth Street, Suite 100
	Cleveland, OH, 44114


13F File Number: 028-06392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		Ronald Baldari

Title:	Chief Administrative Officer

Phone:	(216) 436-3627


Signature, Place and Date of Signing:




/s/	Ronald Baldari
	Cleveland, OH
	November 1, 2001












McCormack Advisors International LLC (MAI) is owned equally by Merrill Lynch, Pierce, Fenner & Smith Incorporated (MLPF&S) and Investment Advisors International, Inc. (IAI). MLPF&S is a wholly-owned subsidiary of Merrill Lynch & Co., Inc. (ML&Co.). As the parent holding company of a number of operating subsidiaries, including MLPF&S, that are themselves institutional investment managers, ML&Co. files Form 13Fs. Neither ML&Co., MLPF&S nor IAI exercise investment discretion with respect to the positions managed by MAI and reported herein, and each specifically disclaims having such investment discretion. To the extent, however, that their ownership interests in MAI may give rise to a filing requirement and cause them to be deemed to share investment discretion with MAI, the securities positions that are reported herein are also being reported on behalf of ML&Co. and IAI.




Report Type (Check only one):


[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		130

Form 13F Information Table Value Total:		158,052 (in thousands)

List of Other Included Managers: 			None



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp A T & T Wireless  COM              00209A106      341    22845 SH       SOLE                                      22845
ADC Telecommunications         COM              000886101       75    21400 SH       SOLE                                      21400
AFLAC Inc                      COM              001055102      621    23000 SH       SOLE                                      23000
AOL Time Warner                COM              00184A105     2536    76625 SH       SOLE                                      76625
AT & T Corp.                   COM              001957109      845    43762 SH       SOLE                                      43762
AXA                            COM              054536107      524    26746 SH       SOLE                                      26746
Abbott Labs Inc.               COM              002824100     2899    55918 SH       SOLE                                      55918
Accelio Corp.                  COM              004296109       23    13650 SH       SOLE                                      13650
Adobe Systems                  COM              00724F101      526    21936 SH       SOLE                                      21936
Agilent Technologies           COM              00846U101      464    23755 SH       SOLE                                      23755
Alcoa Inc.                     COM              013817101      770    24822 SH       SOLE                                      24822
Alliance Capital Mgmt. L.P.    COM              01855A101      754    16500 SH       SOLE                                      16500
Alltel Corporation             COM              020039103      887    15300 SH       SOLE                                      15300
AmSouth Bancorp                COM              032165102      915    50624 SH       SOLE                                      50624
American Express               COM              025816109      492    16939 SH       SOLE                                      16939
American International Group   COM              026874107     3772    48361 SH       SOLE                                      48361
Amgen Inc                      COM              031162100      729    12400 SH       SOLE                                      12400
Amkor Technology               COM              031652100      571    54300 SH       SOLE                                      54300
BP Amoco PLC ADR               COM              055622104     3390    68938 SH       SOLE                                      68938
Bank of America Corp           COM              060505104     1688    28898 SH       SOLE                                      28898
Bank of New York               COM              064057102      455    13013 SH       SOLE                                      13013
Baxter International           COM              071813109      756    13737 SH       SOLE                                      13737
Bellsouth Corporation          COM              079860102     1788    43026 SH       SOLE                                      43026
Brandywine Realty Trust        COM              105368203      213    10000 SH       SOLE                                      10000
Bristol-Myers Squibb           COM              110122108     3604    64858 SH       SOLE                                      64858
Burlington Resources Inc.      COM              122014103      269     7870 SH       SOLE                                       7870
CINergy                        COM              172474108      993    32164 SH       SOLE                                      32164
Charter One Financial          COM              160903100    10230   362493 SH       SOLE                                     362493
Chevron Corp                   COM              166751107     2587    30525 SH       SOLE                                      30525
Chubb Corporation              COM              171232101     1157    16200 SH       SOLE                                      16200
Cisco Systems                  COM              17275R102      528    43368 SH       SOLE                                      43368
Citigroup                      COM              172967101      673    16606 SH       SOLE                                      16606
Colgate Palmolive              COM              194162103      656    11260 SH       SOLE                                      11260
Commerce Bancshares            COM              200525103      501    13307 SH       SOLE                                      13307
Convergys Corp                 COM              212485106      780    28100 SH       SOLE                                      28100
Corning, Inc.                  COM              219350105      361    40880 SH       SOLE                                      40880
Diebold Inc.                   COM              253651103     1384    36320 SH       SOLE                                      36320
Dime Coummunity Bancshares     COM              253922108      323    12750 SH       SOLE                                      12750
Dow Chemical                   COM              260543103      760    23200 SH       SOLE                                      23200
Du Pont (EI) de Nemours        COM              263534109      225     6000 SH       SOLE                                       6000
Duke Energy Corp.              COM              264399106     1162    30700 SH       SOLE                                      30700
E M C Corporation              COM              268648102      590    50195 SH       SOLE                                      50195
Electronic Data Systems        COM              285661104      893    15507 SH       SOLE                                      15507
Electronics for Imaging        COM              286082102      259    15900 SH       SOLE                                      15900
Eli Lilly Co                   COM              532457108      767     9500 SH       SOLE                                       9500
Emerson Electric               COM              291011104      584    12400 SH       SOLE                                      12400
Exxon Mobil Corp.              COM              30231G102     2302    58432 SH       SOLE                                      58432
Federal National Mortgage Asso COM              313586109      833    10399 SH       SOLE                                      10399
Fifth Third Bancorp.           COM              316773100     1577    25650 SH       SOLE                                      25650
First Essex Bancorp Inc        COM              320103104      315    12000 SH       SOLE                                      12000
FirstMerit Corp                COM              337915102      413    17600 SH       SOLE                                      17600
Ford Motor Corp. com new       COM              345370860      312    17961 SH       SOLE                                      17961
Foundry Networks Inc.          COM              35063R100       65    10700 SH       SOLE                                      10700
Gannett Company Inc.           COM              364730101      570     9484 SH       SOLE                                       9484
Gap Incorporated               COM              364760108      226    18950 SH       SOLE                                      18950
General Electric               COM              369604103     5652   151938 SH       SOLE                                     151938
Gilead Sciences Inc            COM              375558103      393     7000 SH       SOLE                                       7000
GlaxoSmithKline PLC            COM              37733W105      919    16380 SH       SOLE                                      16380
Goodrich Corp.                 COM              382388106      861    44200 SH       SOLE                                      44200
Greenpoint Financial Corp.     COM              395384100      779    22200 SH       SOLE                                      22200
H & Q Healthcare Fund          COM              404052102      405    18642 SH       SOLE                                      18642
Harley Davidson Inc.           COM              412822108     1976    48800 SH       SOLE                                      48800
Hewlett-Packard Company        COM              428236103      412    25676 SH       SOLE                                      25676
Home Depot                     COM              437076102     2049    53391 SH       SOLE                                      53391
Intel Corp                     COM              458140100     3381   165396 SH       SOLE                                     165396
International Business Machine COM              459200101     3535    38540 SH       SOLE                                      38540
International Paper Company    COM              460146103      547    15700 SH       SOLE                                      15700
Invacare                       COM              461203101      628    15500 SH       SOLE                                      15500
J P Morgan Chase & Co.         COM              46625H100      624    18285 SH       SOLE                                      18285
Johnson & Johnson              COM              478160104     4214    76062 SH       SOLE                                      76062
KeyCorp                        COM              493267108      846    35042 SH       SOLE                                      35042
Korea Thru Net Co Ltd          COM              y49975108       12    11400 SH       SOLE                                      11400
LSI Logic Corp.                COM              502161102      258    21962 SH       SOLE                                      21962
Lam Research Corp              COM              512807108      627    37000 SH       SOLE                                      37000
Lehman Brothers Holdings       COM              524908100      455     8000 SH       SOLE                                       8000
London American Ventures Trust COM                              35   215000 SH       SOLE                                     215000
Lowe's Cos.                    COM              548661107      418    13200 SH       SOLE                                      13200
Lucent Technologies            COM              549463107      334    58209 SH       SOLE                                      58209
Martek Biosciences Corp        COM              572901106      797    43800 SH       SOLE                                      43800
McDonalds Corp                 COM              580135101     1097    40410 SH       SOLE                                      40410
Merck & Co                     COM              589331107     1551    23294 SH       SOLE                                      23294
Microsoft Corporation          COM              594918104     1028    20086 SH       SOLE                                      20086
Motorola Incorporated          COM              620076109      808    51775 SH       SOLE                                      51775
Nestle SA (REG) ADR            COM              641069406      707    13260 SH       SOLE                                      13260
News Corp Ltd ADS              COM              652487703     1132    46990 SH       SOLE                                      46990
Nextek Power Systems Inc.      COM              65334F106        0    25000 SH       SOLE                                      25000
Oak Hill Financial Inc.        COM              671337103      187    11500 SH       SOLE                                      11500
Oglebay Norton Company         COM              677007106      176    12000 SH       SOLE                                      12000
Oracle Systems                 COM              68389X105     1164    92555 SH       SOLE                                      92555
PVF Capital Corp               COM              693654105      627    57233 SH       SOLE                                      57233
Pacific Century Cyberworks Ltd COM              694059106        6    25000 SH       SOLE                                      25000
Parker-Hannifin                COM              701094104      829    24167 SH       SOLE                                      24167
Pepsico Inc.                   COM              713448108     1045    21550 SH       SOLE                                      21550
Pfizer Inc                     COM              717081103     6360   158612 SH       SOLE                                     158612
PolyOne Corp.                  COM              73179P106       86    11043 SH       SOLE                                      11043
Procter & Gamble               COM              742718109     2138    29372 SH       SOLE                                      29372
Progressive Corp               COM              743315103     1887    14090 SH       SOLE                                      14090
Qualcomm Incorporated          COM              747525103     2764    58150 SH       SOLE                                      58150
Rockwell Collins               COM              774341101      174    12240 SH       SOLE                                      12240
Rockwell International         COM              773903109      180    12240 SH       SOLE                                      12240
Royal Dutch Petroleum          COM              780257804     1058    21048 SH       SOLE                                      21048
S&P's 400 Mid-Cap Market Index COM              595635103     1073    13560 SH       SOLE                                      13560
SBC Communications             COM              78387G103      681    14463 SH       SOLE                                      14463
Safeguard Scientific Inc       COM              786449108       30    16800 SH       SOLE                                      16800
Schering-Plough                COM              806605101     1536    41400 SH       SOLE                                      41400
Sony Corporation ADR           COM              835699307      477    14370 SH       SOLE                                      14370
Southwest Airlines             COM              844741108     2396   161463 SH       SOLE                                     161463
Spacehab Inc                   COM              846243103       36    23000 SH       SOLE                                      23000
Spartan Pptys Inc. Class A     COM              84681p104        0    10000 SH       SOLE                                      10000
Standard & Poor's Deposit Rece COM              78462F103     1251    11975 SH       SOLE                                      11975
Steris Corp                    COM              859152100      277    14100 SH       SOLE                                      14100
Stride Rite Corp.              COM              863314100       62    10000 SH       SOLE                                      10000
Sun Microsystems Inc.          COM              866810104      259    31300 SH       SOLE                                      31300
Symbol Technologies Inc.       COM              871508107      398    37927 SH       SOLE                                      37927
Texaco Inc                     COM              881694103      214     3300 SH       SOLE                                       3300
Twentieth Century Energy       COM              901200105        0    10000 SH       SOLE                                      10000
Tyco International             COM              902124106      372     8180 SH       SOLE                                       8180
U S Bancorp new                COM              902973304     1571    70825 SH       SOLE                                      70825
U S Crude Ltd                  COM              90330V103        0    96600 SH       SOLE                                      96600
United Dominion Realty Trust I COM              910197102      743    52000 SH       SOLE                                      52000
United Technologies            COM              913017109      844    18155 SH       SOLE                                      18155
Urstadt Biddle Class A         COM              917286205      103    11000 SH       SOLE                                      11000
Vasomedical Inc.               COM              922321104       34    10000 SH       SOLE                                      10000
Verizon Communications         COM              92343V104     3779    69834 SH       SOLE                                      69834
Vodafone Group PLC             COM              92857W100      632    28800 SH       SOLE                                      28800
Wachovia                       COM              929903102      718    23156 SH       SOLE                                      23156
Wells Fargo and Company        COM              949746101     1210    27225 SH       SOLE                                      27225
Worldcom, Inc.                 COM              98157D106     1541   102488 SH       SOLE                                     102488
XL Capital Ltd.                COM              G98255105      538     6804 SH       SOLE                                       6804
Xerox Corp                     COM              984121103      183    23600 SH       SOLE                                      23600